Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous assets [abstract]
Transactions in transit	€ 83	€ 157	€ 88
Net pension plan assets (note 25)	1,345	1,990	635
Prepayments and accrued income	3,003	2,610	2,806
Other (note 2.n)	5,536	3,683	7,362
Other non-financial assets	€ 9,967	€ 8,440	€ 10,891